[SUTHERLAND ASBILL & BRENNAN LLP]

Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sutherland.com

February 26, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 16 to the Registration Statement
on Form N-6 for American Family Variable Account I
of American Family Life Insurance Company (File No. 333-44956)

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account I, we have attached for filing Post-Effective Amendment No. 16 (the “Amendment”) to the Registration Statement on Form N-6 (the “Registration Statement”) for certain flexible premium variable universal life insurance policies (the “Policies”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the proposed substitution of the Vanguard VIF Money Market Portfolio of the Vanguard Variable Insurance Fund for the Fidelity VIP Money Market Portfolio of the Fidelity Variable Insurance Products Fund, under the Policies. In addition, certain clarifying changes have been made to the disclosures in the prospectus set forth in the Amendment.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2013.

Securities and Exchange Commission

February 26, 2013

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

    /s/ Thomas E. Bisset

Thomas E. Bisset

Enclosures

cc:	Rosalie Detmer, Esq.